GCAT 2022-NQM2 Trust ABS-15G

Exhibit 99.23

Loan ID	Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
436293757	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- premiums Optional- The Home Warranty Fee on the PCCD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293762	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293752	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293758	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets- Sufficient reserves to meet guideline requirements were not verified in the file. Total required assets XXXX (funds to close XXXX plus 12 month's P&I reserves on subject XXXX). Audit verified assets XXXX results in a reserves shortage of XXXX. The asset worksheet in the loan file reflects some type of refund with a description of "refund from FSS" in the amount of XXXX, and not verified in the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Total verified assets are XXXX and total required assets are XXXX. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293764	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) AVM obtained supports value within 10%.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293751	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID - Post-Consummation CD delivery date Borrower paid amount-

The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised PCCD issued on XX/XX/XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the PCCD, the consumer received XXXX at consummation; however, per the ALTA statement, the consumer received XXXX. The fee appears to be in Section E. The fee is subject to tolerance.

(Clear) Federal Testing-

This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1)) The total of payments is XXXX. The disclosed total of payments of XXXX is not considered accurate because it is understated by more than $100.

Response 1 (XX/XX/XXXX XX:XXAM)
The application date is prior to XX/XX/XXXX. TOP testing not required. (Resolved)

(Open) Disclosures Federal Missing-

The Home Loan Tool Kit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436293766	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- Although the first page of the Home Loan Toolkit was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for source of income. The borrower made a statement that her XXXX purchased the business the borrower is working for. The loan file contains a wire for a gift from the business the borrower works for with a gift letter stating that amount was given by the borrower's XXXX. The guidelines reflect that an unacceptable source of income is employment by a relative; therefore, the income used in qualifying is not eligible. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436293755	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293761	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293756	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The Home loan toolkit is missing.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293763	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

As a result of the documentation provided, the following finding has ben added: The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XX/XX/XXXX. Non-material defect.

(Open) Disclosures Federal Late-

As a result of the documentation provided, the following finding has ben added:There is no date evident on the CHARM Booklet to determine if it was disclosed within 3 business days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The ARM disclosure in the loan file does not mention the borrower acknowledging the Charm Booklet.

(Clear) QM FAIL-

As a result of the documentation provided, the following finding has ben added: This loan's points and fees exceed the qualified mortgage points and fees threshold. The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 3 percent of the total loan amount of XXXX. The following fees were included in the testing: Mortgage Broker XXXX, Loan Discount XXXX and Underwriting XXXX. If discount points are bona-fide and excludable, please provide undiscounted rate.

Response 1 (XX/XX/XXXX XX:XXAM)
The information provided is not sufficient to cure the finding. The total points and fees is XXXX, which exceeds 3 percent of the total loan amount of XXXX. The following fees were included in the testing: Mortgage Broker XXXX, Loan Discount XXXX and Underwriting XXXX. If discount points are bona-fide and excludable, please provide undiscounted rate. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Finding not needed for Non-QM designated loans.

(Clear) Missing Mortgage-

The mortgage is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Missing Note-

The note is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Missing ARM Disclosure-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX XX:XXAM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Loan Estimate-

The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Misc-

There are additional appraisal findings. Per the origination appraisal: "The subject has an unpermitted addition at the rear of the property that consists of a living room, kitchen, bathroom and 2 bedrooms. All work conforms to the existing structure and was completed in a workman like manner. No permits were provided and no value was given." It should be noted that the un-permitted addition had a stove which was removed and gas line capped per the appraisal update. The appraisal did not indicate whether un-permitted work was common for the area. The appraisal also did not indicated if the zoning permitted the type of work that was done. The appraiser did not indicate what the effect of the un-permitted addition on the marketability of the property, or what the consequences/penalties of not having obtained a permit for the work are.

Response 1 (XX/XX/XXXX XX:XXPM)
Appraisal was done subject to completion for the removal of the stove and capping the gas line in the unpermitted addition. The appraiser commented that all work conforms to the existing structure and was completed in a workman like manner. No permits were provided and no value was given. Completion certificate was provided in the loan file which verified that the stove was removed and the gas line was capped. As repairs were completed, no safety issues were present, structure was completed in a workman like manner with no effect to marketability and that no value was included for unpermitted addition, it does not pose an issue. (Resolved)

(Clear) Debts-

The credit report reflected two mortgage debts which were not fully verified as not being the borrower's responsibility. Per the origination credit report the borrower has a mortgage payment with XXXX with a monthly payment of XXXX and a mortgage with XXXX with a monthly payment of XXXX. The loan file partially ties these mortgages to two properties owned by the ex-spouse located at XXXX and XXXX. Court docs show that the borrower is not responsible for these properties; however, these mortgages were not documented to be tied to these properties.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation provided is sufficient to link mortgage to properties. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436293759	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Disclosures Federal Missing- Although the first page of the Home Loan Toolkit was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293760	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last PCCD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293753	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293750	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293765	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The Home Loan Toolkit is missing.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293754	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294014	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294015	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294016	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294017	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294018	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294019	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The Loan File contained an AVM which showed a variance in value of XXXX%, which required a CDA; however, the loan file did not contain a CDA as required. Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294020	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436294021	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294022	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294023	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294024	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294025	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294026	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294027	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets - Recent Large Deposits- Recent large deposits were not adequately sourced and/or documented. The XXXX statement reflect XXXX being deposited on XX/XX/XXXX. The loan file contains a copy of the deposited check; however, does not contain a bank statement from where the money came from. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294028	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Source Season- The funds required to close were not properly sourced and/or seasoned. Initial Deposit check provided is not from a verified account. Large deposit recently deposited came from an account which was not verified. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294054	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294030	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294031	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- Appraisal - Secondary Valuation Product Not Provided. The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines require that an Automated Valuation Model (AVM) be run on all loans. The loan file did not contain an Automated Valuation Model (AVM). Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294032	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294033	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294034	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) HMDA- The application is missing the HMDA/Government Monitoring Information.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file does not contain an AVM. Response 1 (01/04/2022 8:11AM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
436294037	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294038	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Hazard insurance in the amount of the full loan amount or cost new was required. The HOI Dec page provided reflected a dwelling coverage of XXXX. The loan file did not contain a replacement cost estimate and the full loan amount was XXXX; therefore, hazard insurance provided had insufficient coverage.

Response 1 (XX/XX/XXXX XX:XXAM)
Please provide the referenced Master Condo Policy. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294040	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA date XX/XX/XXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294041	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Reserve Assets- Sufficient reserves to meet Loan Approval requirements were not verified in the file. Borrower was required to bring funds of XXXX to close, which include all POC items and EMD. Reserves in the amount of XXXX, or 3 months are required, bring total required assets to XXXX. Borrower's verified assets are XXXX, which results in a reserve shortage of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294056	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294042	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is compliant with XXXX Subprime limitations and prohibited practices.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294044	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) Flood Cert- The flood certificate is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Income Docs- The income is not documented properly according to guides. The loan file is missing the co-borrower's VOE verifying the annual base income of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294048	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is 5.070%. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294050	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294053	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing-

This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is not compliant with XXXX Subprime limitations and prohibited practices, due to the absence of escrow of taxes and insurance.

Response 1 (XX/XX/XXXX XX:XXPM)
Mitigating Factor- Seller is Exempt.

(Clear) Sales contract-

The Sales Contract has not been properly executed by all parties. The sales contract provided was missing page 1.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

There are additional asset findings. The lenders guidelines required a recent bank statement to support the required funds. The Note date was XX/XX/XXXX. The XXXX account ending XXXX was provided with an ending date of XX/XX/XXXX. The Note date was XX/XX/XXXX. The most recent XXXX statement provided was greater than 120 days from the Note date.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Donor's ability to provide-

Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. Gift funds were utilized in the required funds. The lender guidelines required copies of the donor's canceled personal check or official bank/certified check with donor name as remitted or donor's non-negotiated check and donor's bank statement evidencing withdrawal of the gift. Required documentation was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. Subject is a co-operative. The master commercial liability and property insurance declaration page was not provided as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject is a co-operative. Evidence to support the co-op would be considered as warrantable was not provided and documentation for non-warrantable co-op requirements were also missing. Additional the completed QB Questionnaire for the co-op was missing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
436294055	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294057	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294058	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294059	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294060	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294061	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM with an estimated value of XXXX which is XXXX% greater then the appraised value of XXXX. Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294062	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294063	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294064	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294065	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided-

The loan file does not contain evidence that a secondary valuation product was ordered or performed.

Response 1 (XX/XX/XXXX XX:XXAM)
CDA supports appraised value. (Resolved)

(Clear) Appraisal is not made as-is - missing completion certification-

The appraisal provided was made subject-to completion and/or repairs with no completion certification provided. Without this certification, Auditor was unable to verify if property was completed and/or repairs made.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
436294067	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294066	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The Appraisal fee increased XXXX on XX/XX/XXXX without a valid COC. The Appraisal Re-Inspection Fee increased XXXX on XX/XX/XXXX without a valid COC. A cost to cure in the amount of XXXX is required.

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. A valid COC was provided for the increase to the Appraisal fee. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436294068	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) Reserve Assets- Sufficient reserves to meet Loan Approval requirements were not verified in the file. The subject loan required verification of XXXX in assets, but only XXXX was verified, for a shortage of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Without documentation of the XXXX POC there is a XXXX shortage of funds. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294069	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Earnest Money documentation-

Earnest Money documentation. The earnest money deposit was not properly documented and/or sourced. Source account did not show evidence of earnest money clearing account. The guidelines indicate that the Borrower is required to provide a copy of the cancelled down payment check (front and back) or wire confirmation from the incoming or outgoing bank. The borrower provided a front copy of the EMD check for XXXX written from the borrower(s) XXXX account on XX/XX/XXXX. However, the XXXX account statement provided is for the period of XX/XX/XXXX thru XX/XX/XXXX. The source account did not show evidence of earnest money clearing account. Therefore, the loan file did not contain adequate verification of the XXXX EMD.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

Assets Misc. There are additional asset findings. The guidelines require asset accounts used to qualify with joint account holders not on the loan application must provide a letter stating that Borrower has access to 100% of funds in the bank account(s). The Borrower provided a XXXX checking account as asset verification. The account is jointly held with XXXX. The loan file does not contain a letter from the joint account holder confirming the borrower has access to 100% of the account funds.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294071	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294073	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294072	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The property is located in a PUD, but there is no PUD Rider attached to the Mortgage. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436294074	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294075	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294076	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294235	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294247	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) Condo/HOA Dues-

The file does not contain documentation supporting the HOA/Condo dues. The approval in the loan file indicated that the following minimum documentation is required to determine if project is warrantable: Completed QB Questionnaire | Master Commercial Liability and Property Insurances (and flood, if applicable). | Management company to verify the monthly maintenance payment for the subject unit and confirm if there are any current or pending special assessments. If so, verify the amount attributed to the subject unit. | If refinance, management company to verify if the monthly maintenance / special assessments have been paid timely for at least the last 12 months. The origination 1008 reflects that the condo was determined to have been non-warrantable; however, none of the documentation required to determine this was present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294244	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294239	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294220	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan faileed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) using the greater of the disclosure APR and the fully indexed rate, the loan is a subprime home loan, as defined in legislation. Mitigating Factor - Seller is Exempt	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294243	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294241	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV on a cashout refinance of an investment property. The subject loan closed with an LTV of XXXX%, whereas the maximum allowed as per guidelines is 65%. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294242	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX cannot be verified due to missing application date on initial Loan Application.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.

								(Clear) Gift Letter / Funds- A required gift letter was missing from the file and/or the donor funds were not verified. The guidelines require the Borrower to provide a copy of the cancelled down payment check (front and back) or wire confirmation from the incoming or outgoing bank. The purchase contract reflects a required EMD of XXXX. The XXXX EMD was also reflected on the Final CD. the loan file does not contain a copy of the cancelled down payment check or wire confirmation. Response 1 (XX/XX/XXXX XX:XXAM) XXXX EMD Cleared Gift check received. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
436294216	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294232	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. A valid COC was not provided. Therefore the following fee increase was not accepted: Recording. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documents have not provided (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves and XXXX shortage in total asset.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
436294225	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. (Open) TRID CD- Section B incorrect payee- The loan contains the following fee, Property Condition Inspection, where 'compensation to' does not reflect a Payee on the revised CD.	(Clear) Contract- The loan file contained an addendum to the contract; however, the addendum wasn't fully executed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294213	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

The Hazard Insurance document contained in the loan file does not validate sufficient coverage/replacement cost guarantee/replacement estimate to cover the loan amount. Loan amount is XXXX. Replacement cost new is XXXX. Dwelling coverage is XXXX with no replacement cost or Expanded Replacement Cost coverage.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Taxes recalculated. Funds are sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for Rent Loss Coverage. All investment properties require rent-loss coverage equal to or greater than 6 months of total gross rents. Gross rent is XXXX for the subject, which is XXXX in rent-loss coverage required. The homeowner's insurance reflected no rent-loss coverage.

Response 1 (01/18/2022 9:58AM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294215	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294211	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294230	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294219	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - CD Non-Borrower with Right to Rescind- There is no evidence of an Initial CD provided to the non-borrowing spouse. Per regulation, CD(s) must be provided to all who have the right to rescind.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294223	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. An SPL was not provided therefore title fees were tested at 10%. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436294221	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The Default Rate and Prepayment Penalty Addendum to Note and Mortgage rider is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436294240	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294246	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294236	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor-Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294231	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294248	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294222	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294229	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294227	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) Income Docs-

The income and employment is not documented properly according to guides. The Borrower's income from his primary job is documented as XXXX per month. The origination underwriter credited the Borrower with XXXX per month from the primary job, with no documentation to support this figure. The Borrower claimed additional income from a second job driving XXX, and the Borrower's bank account showed income deposits from this job. It appears that the additional income credited from the primary job was actually these earnings; However, the loan file contained no documentation from the employer or as a self employed Borrower to confirm this income or length of employment, beyond the deposits in the bank account and a Borrower letter stating he drove for XXX. The loan file should have contained either a WVOE for this job or a profit and loss statement for this employment.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294224	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Application- The final application is either inaccurate, missing or not signed as required by guides. The application does not reflect the present market value of the borrower's current primary residence as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436294226	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294233	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294238	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294237	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
436294245	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436294217	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) HMDA- The HMDA/Government Monitoring Information section of the application is incomplete. The Ethnicity section was not completed.	(Clear) Gift Letter / Funds- A required gift letter was missing from the file and/or the donor funds were not verified. A gift letter from XXXX for the wire deposit made on XX/XX/XXXX for XXXX is missing from the file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294228	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436294212	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.	(Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The subject loan required a total of XXXX in verified assets, a combination of XXXX total cash to close including earnest money and POC's and XXXX reserves. The loan contained a verified XXXX resulting in a XXXX shortage of assets. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436294214	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Debts-

The real estate debts reflected on the final 1008/1003 are incorrect or are not supported by the documentation in the file. Audit underwriter was unable to match the proposed monthly payment for the property listed on the 1008.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts Missing/Increased still within tolerances-

The DTI did not reflect all of the borrower's debts per the credit report. Audit 1008 indicates credit report debt not including real estate as XXXX. Audit 1008 includes debts not including real estate of XXXX. It appears XXX with a current balance of XXXX and monthly payment of XXXX was excluded, however supporting documentation was not provided and debt is listed on the final application.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293768	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Section B incorrect payee- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Appraisal Fee.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
436293770	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Missing Seller's Address. Non-material defect. (Clear) Inaccurate Mortgage- The mortgage was incomplete due to the following. Missing the PUD Rider. Per the Appraisal and Title the subject property is located in a PUD. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436293913	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293918	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293904	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
436293922	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Debts- The file is missing documentation of the sale of the Borrower's departing residence. Public records, obtained thru redfin.com reflects the departing residence closed XX/XX/XXXX; however, the file is missing any documentation of the sale.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436293915	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Resident Alien- The loan file does not contain sufficient documentation to evidence borrower's residency. Documentation in the file documents that the Borrower's Employment Authorization expires on XX/XX/XXXX. The file contains Form I-797C, Notice of Action requesting renewal in XX/XX/XXXX. It should be noted that the Lender granted an exception for this issue. Credit Score of XXXX exceeds the minimum required by guidelines of 720. Verified post closing reserves of XXXXX or XXX months. Minimum required per guidelines is 5 months.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436293871	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293921	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters-

Borrowers with foreclosure activity within the prior 48 months of the application are ineligible. The Borrowers Final Judgement of Foreclosure was dated XX/XX/XXXX, which is only 45 months prior to subject loan. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2. Credit Score of XXX exceeds the minimum required by guidelines of 720. DTI of XXXX% is below maximum of 50%. Verified post closing reserves of XXXX or XXXX months. Minimum required guidelines is 6 months.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains only written Verifications of Employment for the Borrowers.

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
436293896	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293927	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Federal Testing-

The file failed one or more of the federal threshold tests. This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 5 percent of the total loan amount of XXXX. This loan failed the high-cost mortgage financing of points and fees test. (12 CFR §1026.34(a)(10)). The loan finances, directly or indirectly, any points and fees, as defined in the legislation. Fees included in the test: Mortgage Broker Fee, Points, and Underwriting Fee. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436293906	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets-

Assets. The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. The guidelines do not allow a sole proprietor to use business assets to meet the funds to close or reserves requirements. The loan file only contained evidence of XXXX in business funds. The Borrower's CPA indicated in a letter that the Borrower is a sole proprietor. As a sole proprietor, the borrower is not allowed per guidelines to use business assets to satisfy the funds needed for the subject transaction. As a result, the borrower would be short XXXX in funds for closing and reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Guidelines specify Schedule C filers cannot use business funds; however, the loan is a bank statement program and the tax filing type was not disclosed and is not applicable. (Resolved)

(Clear) VOR Required-

Verification of 12 months rental payments is required. Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The final 1003 indicates the borrower owned and resided in a property located at XXXX. However, review of the borrower's credit report and the REO section reflected on the fraud report, indicate no history of mortgages or property ownership records for the borrower. Therefore, the borrower should have been qualified as a FTHB and the loan file does not contain 12 months minimum verification of rent is documented via canceled checks or evidence of the payments via bank statements.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for the maximum loan amount permitted. The borrower was qualified under the 12 Month Bank Statement program. The loan file contained no documentation the borrower had ownership in real property within the previous 7 years. The max loan amount for a FTHB purchase with a XXXX fico and an LTV of XXXX% is XXXX. The loan closed with a loan amount of XXXX. The XXXX loan amount exceeds the $1,500,000 loan amount maximum.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436293908	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293867	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Program Parameters- The subject loan does not meet Program Parameters for Payment Shock. The maximum payment shock is 350%; however, the Borrowers payment shock is XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2. Credit Score of XXXX exceeds the minimum required by guidelines of 660. Total residual income is XXXX.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436293930	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required- A VVOE is required within 10 days of Note date. The note is dated XXX. The loan file contains a WVOE dated XX/XX/XXXX. The loan file does not contain a VVOE within 10 business days of the note date. Response 2 (XX/XX/XXXX XX:XXAM) Borrower is inactive as of 8/30/2013. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) VVOW received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) VVOE provided is from prior employment. (Upheld)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293899	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date (after issue of CD)- This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure dated XX/XX/XXXX . Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
436293909	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293917	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293912	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require a YTD profit and loss statement for self-employed full documentation borrowers. The profit and loss statement is missing for the business known as XXXX. XXXX, as reflected on the schedule C of the XXXX and XXXX return documentation.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) VVOE required-

The guidelines required CPA or Certified Tax Preparer verification for full documentation self-employed borrowers. The borrower owned 2 businesses reported on schedule C; however, the loan file did not contain a CPA or Certified Tax Preparer verification as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436293956	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The loan file contained a lease agreement; however, the loan file did not contain any evidence of rent payments collected. Further, the guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Business Purpose disclosure provided. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293929	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search with no date; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The web search must contain a date. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) VOR Required-

Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a private VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Resident Alien-

The borrower and co-borrower indicate Resident Alien status on the loan application. The loan file contains a copy of the co-borrower permanent residence alien card; however, the file contains no evidence documenting the permanent residence alien card for the primary borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a AVM, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293901	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293902	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. The loan file contained a narrative worksheet; however, the worksheet is blank. A business narrative was not provided as required.

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
Business narrative not received. (Upheld)

(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. A verification of the borrower’s business within 10 business days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan application reflects that the borrower is responsible for child support liability f XXXX per month; however, the loan file contained no documentation to verify the debt.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
436293925	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293903	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. A business narrative was not provided as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293920	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293924	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period and the revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either: The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The CD issued on XX/XX/XXXX, contained one of the following: APR change which required a new 3-day waiting period.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is sufficient to cure the finding. (Resolved)

								(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in a trust; however, the certification of trust is not present in the loan file as required by guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
436293905	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293926	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Incomplete Bank Statements- The bank and/or asset statements are incomplete. The guidelines required 12 months consecutive and complete bank statements to properly document income using the 12 months bank statement program. The loan file contained business bank statements for the months of XXXX to XXXXX and one statement ending XXXX from XXXX ending in XXXX. The statement for month ending XXXX is missing from the loan file. Additionally for the bank statement ending XXXX, it is noted as being six total pages, however only page one and two are present.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436293872	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VOR Required-

VOR /VOM required. Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Program Parameters-

The subject loan does not meet Program Parameters. The subject loan does not meet Program Parameters for DSCR minimum requirements. The guidelines require a purchase transaction using DSCR with an LTV of XXXX% have a minimum of 1.00. The subject loan closed with a DSCR of only XXXX (Rent of XXXX / PITI of XXXX), which is less than the minimum required of 1.00.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
436293916	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293919	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs- The income is not documented properly according to guides. The Guidelines state that Business Assets are generally not eligible to be used for Asset Utilization calculation. The subject loan used Business Bank Statements from XX/XX/XXXX to XX/XX/XXXX. The Loan file contained an exception for the use of the Business Bank Statements.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a AVM, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436293911	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The loan file contained a lease agreement; however, the loan file did not contain any evidence of rent payments collected. Response 1 (XX/XX/XXXX XX:XXAM) Guideline snip provided does not contain a date. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
436293910	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) Inaccurate Mortgage- The mortgage was missing the notary page. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Miscellaneous-

There are additional observations that impact the credit decision and/or quality of the loan. The appraisal reflects the subject property as a 7 story established condo. The guidelines required a completed condo questionnaire, Established Project Certification, Current Annual Budget, Current Balance sheet (dated within the last 60 days), Evidence of current HOA/Project Insurance in compliance with FNMA guidelines, and any Amendments, Supplements etc. to the Project Legal documents. The loan file contains a copy of the condo questionnaire; however, all other condo documents are missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Please provide the Master Policy. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Master Policy received. (Resolved)

(Clear) Gift Letter / Funds-

A required gift letter was missing from the file and/or the donor funds were not verified. The loan file contained a gift receipt for XXXX; however, the gift letter provided in the loan file was only for the amount of XXXX. A corrected gift letter in the higher amount was not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The minimum credit score required by guidelines was 660. The borrower's qualifying credit score was only XXXX, which does not meet the minimum required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
436293900	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address is missing. Non-material defect.	(Clear) LDP/EPL-

LDP/EPL. The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
436293914	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee . This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
436293928	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs- The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXXX. The loan file contained a lease agreement dated XX/XX/XXXX. The evidence of rent payment for XXXX is not in the loan file. 4 consecutive months of rent were not evidenced in the loan file as required.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
436293897	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293898	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Underwriting Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search with no date; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Renewal date is not verification date, which is unknown due to missing internet printout date. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
It is agreed that the CPA letter is within 120 days; however, there does not appear to be documentation that re-verification took place within 20 days. Please clarify. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
436293869	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293873	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293923	XXXX	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
436293749	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Open) Donor's ability to provide-

Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. The loan file contained a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX and XXXX, a XXXX gift letter from XXXX and XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXXX, a XXXX gift letter from XXXX, a$25,000 gift letter from XXXX, an XXXX gift letter from XXXX, and an XXXX gift letter from XXXX along with canceled checks and proof gifts were deposited into the borrower's account; however, evidence the gift funds came from the donors' accounts was not provided.

									(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
436293748	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Loan ID	Loan Number	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
436293748	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	1/25/2019
436293748	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	1/25/2019
436293748	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser.						1	1	1	1	1/25/2019
436293749	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	Mitigating Factor- Seller is Exempt.					2	2	2	2	2/20/2019
436293749	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Donor's ability to provide	XXXX	Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. The loan file contained a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from XXXX, a XXXX gift letter from X, a XXXX gift letter from XXXX, an XXXX gift letter from XXXX, and an XXXX gift letter from XXXX along with canceled checks and proof gifts were deposited into the borrower's account; however, evidence the gift funds came from the donors' accounts was not provided.	Gift donors' bank statements evidencing withdrawal of gift funds is required. Credit score of XXXX exceeds the minimum required by guidelines of 700. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months.					2	2	2	2	2/20/2019
436293749	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser.						1	1	2	2	2/20/2019
436293768	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Appraisal Fee.						2	2	2	2	8/25/2021
436293768	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	2	2	8/25/2021
436293768	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	2	2	8/25/2021
436293770	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was incomplete due to the following. Missing the PUD Rider. Per the Appraisal and Title the subject property is located in a PUD.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) PUD Rider	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	9/27/2021
436293770	XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Missing Seller's Address. Non-material defect.						2	2	3	2	9/27/2021
436293770	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	2	9/27/2021
436293770	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	9/27/2021
436293867	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	11/16/2021
436293867	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for Payment Shock. The maximum payment shock is 350%; however, the Borrowers payment shock is XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2. Credit Score of XXXX exceeds the minimum required by guidelines of 660. Total residual income is XXXX.	XXX Score. XXXX per month residual income.	Resolved				2	2	2	2	11/16/2021
436293867	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/16/2021
436293869	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	11/16/2021
436293869	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/16/2021
436293869	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/16/2021
436293871	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/12/2021
436293871	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/12/2021
436293871	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/12/2021
436293872	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	11/12/2021
436293872	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters. The subject loan does not meet Program Parameters for DSCR minimum requirements. The guidelines require a purchase transaction using DSCR with an LTV of XXXX% have a minimum of XXXX. The subject loan closed with a DSCR of only XXXX (Rent of XXXX / PITI of XXXX), which is less than the minimum required of 1.00.	XXX Score. XXXX months of reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/12/2021
436293872	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	VOR /VOM required. Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The borrower was living rent free and therefore, has no housing history as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	Credit score of XXX exceeds the minimum required by guidelines of 680.					2	2	3	2	11/12/2021
436293872	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/12/2021
436293873	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/12/2021
436293873	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/12/2021
436293873	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/12/2021
436293896	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/12/2021
436293896	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/12/2021
436293896	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/12/2021
436293897	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/10/2021
436293897	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/10/2021
436293897	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/10/2021
436293898	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Underwriting Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	11/12/2021
436293898	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search with no date; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
Disagree - current Verification of Business is Active & Good Standing

Rebuttal 2 (XX/XX/XXXX XX:XXAM)
per covid and fnma guideline Effective: These policies became effective for loans with application dates on or after Apr. 14, 2020 and are effective until further notice. - When a borrower is using self-employment income to qualify, the lender must verify the existence of the borrower’s business within 120 calendar days prior to the note date. Due to latency in system updates or recertifications using annual licenses, certifications, or government systems of record, lenders must take additional steps to confirm that the borrower’s business is open and operating. The lender must confirm this within 20 business days of the note date or after closing - reviewer states the reverification must happen within 10 days it is 20 days before or after note the latest it can be is prior to delivery - CPA letter provided dated XX/XX/XXXX is within the 120 day requirement and supports that the reverification was within 20 days of the note as the CPA letter is valid for 120 days not 30 days. SM-XX/XX/XXXX at XX:XX AM.

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
per covid and fnma guideline Effective: These policies became effective for loans with application dates on or after Apr. 14, 2020 and are effective until further notice. - When a borrower is using self-employment income to qualify, the lender must verify the existence of the borrower’s business within 120 calendar days prior to the note date. Due to latency in system updates or recertifications using annual licenses, certifications, or government systems of record, lenders must take additional steps to confirm that the borrower’s business is open and operating. The lender must confirm this within 20 business days of the note date or after closing - reviewer states the reverification must happen within 10 days it is 20 days before or after note the latest it can be is prior to delivery - CPA letter provided dated XX/XX/XXXX is within the 120 day requirement and supports that the reverification was within 20 days of the note as the CPA letter is valid for 120 days not 30 days. SM-XX/XX/XXXX at XX:XX AM. Please see attached documents to Verify the Existence of the borrowers business. Per the Non Agency Selling guide we are able to use the business website showing it is active and able to schedule appointments.

												Response 1 (XX/XX/XXXX XX:XXAM) Renewal date is not verification date, which is unknown due to missing internet printout date. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) It is agreed that the CPA letter is within 120 days; however, there does not appear to be documentation that re-verification took place within 20 days. Please clarify. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/12/2021
436293898	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/12/2021
436293899	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Revised LE Delivery Date (after issue of CD)	XXXX	This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure dated XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Last LE issued and signed XX/XX/XXXX. Initial CD issued XX/XX/XXXX. See attached DocMagic history, LE and Prelim CD that was used for balancing with Title	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	11/12/2021
436293899	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/12/2021
436293899	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/12/2021
436293900	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address is missing. Non-material defect.						2	2	3	2	11/10/2021
436293900	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	LDP/EPL. The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - the DV pulled XX/XX/XXXX with XXX Score	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/10/2021
436293900	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/10/2021
436293901	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/10/2021
436293901	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/10/2021
436293901	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/10/2021
436293902	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	11/10/2021
436293902	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Debts Not verified on credit report	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. The loan application reflects that the borrower is responsible for child support liability f XXXX per month; however, the loan file contained no documentation to verify the debt.	XXX months of reserves. XXX Score. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/10/2021
436293902	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. The loan file contained a narrative worksheet; however, the worksheet is blank. A business narrative was not provided as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - business narrative attached Rebuttal 2 (XX/XX/XXXX XX:XXAM) reattaching previously uploaded doc	Response 1 (XX/XX/XXXX XX:XXPM) Business narrative not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/10/2021
436293902	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. A verification of the borrower’s business within 10 business days is not present in the loan file.	XXX Score. XXX months of reserves. XXX years same job.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception approved	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/10/2021
436293902	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/10/2021
436293903	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/10/2021
436293903	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. The guidelines required a business narrative be provided for bank statement income type. A business narrative was not provided as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) business narrative	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/10/2021
436293903	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/10/2021
436293904	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	11/8/2021
436293904	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	11/8/2021
436293904	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/8/2021
436293905	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/8/2021
436293905	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/8/2021
436293905	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/8/2021
436293906	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	11/8/2021
436293906	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Assets	XXXX	Assets. The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. The guidelines do not allow a sole proprietor to use business assets to meet the funds to close or reserves requirements. The loan file only contained evidence of XXXX in business funds. The Borrower's CPA indicated in a letter that the Borrower is a sole proprietor. As a sole proprietor, the borrower is not allowed per guidelines to use business assets to satisfy the funds needed for the subject transaction. As a result, the borrower would be short XXXX in funds for closing and reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - CPA letter and proof of funds line up with assets and guidelines	Response 1 (XX/XX/XXXX XX:XXPM) Guidelines specify Schedule C filers cannot use business funds; however, the loan is a bank statement program and the tax filing type was not disclosed and is not applicable. (Resolved)		3	1	3	2	11/8/2021
436293906	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for the maximum loan amount permitted. The borrower was qualified under the 12 Month Bank Statement program. The loan file contained no documentation the borrower had ownership in real property within the previous 7 years. The max loan amount for a FTHB purchase with a XXXX fico and an LTV of XXX% is XXXX. The loan closed with a loan amount of XXXX. The XXXX loan amount exceeds the XXXX loan amount maximum.	XXX score. XXX months of reserves. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/8/2021
436293906	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months rental payments is required. Verification of 12 months housing payments is required. The guidelines require a minimum 12 months of mortgage history, 0x30x12, for non-FTHBs and a Minimum 12 months of rental history, 0x30x12, is required for FTHB. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The final 1003 indicates the borrower owned and resided in a property located at XXXX. However, review of the borrower's credit report and the REO section reflected on the fraud report, indicate no history of mortgages or property ownership records for the borrower. Therefore, the borrower should have been qualified as a FTHB and the loan file does not contain 12 months minimum verification of rent is documented via canceled checks or evidence of the payments via bank statements.	XXX score. XXX months of reserves. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - previously uploaded exception covers this	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/8/2021
436293906	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/8/2021
436293908	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/8/2021
436293908	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/8/2021
436293908	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/8/2021
436293909	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/8/2021
436293909	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/8/2021
436293909	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/8/2021
436293910	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was missing the notary page.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Full SECI	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	11/8/2021
436293910	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Credit Scores	XXXX	The borrower's credit scores are below the minimum allowable per guidelines. The minimum credit score required by guidelines was 660. The borrower's qualifying credit score was only XXX, which does not meet the minimum required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	DTI of XXXX% is below maximum of 50%. Borrower has XXX years in the same profession, with same employer. Total residual income is XXXX per month.					2	2	3	2	11/8/2021
436293910	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Gift Letter / Funds	XXXX	A required gift letter was missing from the file and/or the donor funds were not verified. The loan file contained a gift receipt for XXXX; however, the gift letter provided in the loan file was only for the amount of XXXX. A corrected gift letter in the higher amount was not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Exception approved, SM-Gift Letter provided on XX/XX/XXXX XX:XX AM.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/8/2021
436293910	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The appraisal reflects the subject property as a 7 story established condo. The guidelines required a completed condo questionnaire, Established Project Certification, Current Annual Budget, Current Balance sheet (dated within the last 60 days), Evidence of current HOA/Project Insurance in compliance with FNMA guidelines, and any Amendments, Supplements etc. to the Project Legal documents. The loan file contains a copy of the condo questionnaire; however, all other condo documents are missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception disapproved. This was a limited review and only condo questionnaire and master insurance policy required. Both were already in file Rebuttal 2 (XX/XX/XXXX XX:XXPM) Exception approved.	Response 1 (XX/XX/XXXX XX:XXPM) Please provide the Master Policy. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Master Policy received. (Resolved)		3	1	3	2	11/8/2021
436293910	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/8/2021
436293911	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/8/2021
436293911	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The loan file contained a lease agreement; however, the loan file did not contain any evidence of rent payments collected.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
Disagree - Pulled guidelines closest to the application date and did not find where 4 months rent payments were required. All that is required is the 1007 and lease. Please provide information on which guidelines being referenced

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
Exception disapproved. INVALID: See Guidelines dated 8/13/21, pages 60 & 61 for DSCR documentation requirements. Prior guidelines did require this, but time of closing on the subject loan, the new guidelines were in place and this wasn't required. This guideline change was effective as of the updated published guidelines on XX/XX/XXXX.

												Response 1 (XX/XX/XXXX XX:XXAM) Guideline snip provided does not contain a date. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/8/2021
436293911	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/8/2021
436293912	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	11/8/2021
436293912	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require a YTD profit and loss statement for self-employed full documentation borrowers. The profit and loss statement is missing for the business known as XXXX as reflected on the schedule C of the XXXX and XXXX return documentation.	XXXX per month residual income. XXXX years same job. XXX years clean rental history.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception approved	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/8/2021
436293912	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines required CPA or Certified Tax Preparer verification for full documentation self-employed borrowers. The borrower owned 2 businesses reported on schedule C; however, the loan file did not contain a CPA or Certified Tax Preparer verification as required.	XXXX per month residual income. XXX years same job. XXX years clean rental history.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - previously uploaded exception covers this	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	11/8/2021
436293912	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/8/2021
436293913	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/8/2021
436293913	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/8/2021
436293913	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/8/2021
436293914	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee . This results in a cost to cure of: XXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	11/5/2021
436293914	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	11/5/2021
436293914	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/5/2021
436293915	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	11/5/2021
436293915	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The loan file does not contain sufficient documentation to evidence borrower's residency. Documentation in the file documents that the Borrower's Employment Authorization expires on XX/XX/XXXX. The file contains Form I-797C, Notice of Action requesting renewal in XX/XX/XXXX. It should be noted that the Lender granted an exception for this issue. Credit Score of XXX exceeds the minimum required by guidelines of 720. Verified post closing reserves of XXXX or XXX months. Minimum required per guidelines is 5 months.	XXX Score. XXXX per month residual income. XXX months of reserves.					2	2	2	2	11/5/2021
436293915	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/5/2021
436293916	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/5/2021
436293916	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/5/2021
436293916	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/5/2021
436293917	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/5/2021
436293917	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/5/2021
436293917	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/5/2021
436293918	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/5/2021
436293918	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/5/2021
436293918	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/5/2021
436293919	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	11/8/2021
436293919	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The Guidelines state that Business Assets are generally not eligible to be used for Asset Utilization calculation. The subject loan used Business Bank Statements from XX/XX/XXXX to XX/XX/XXXX. The Loan file contained an exception for the use of the Business Bank Statements.	LTV of XXXX% is below maximum of 70% Credit score of XXX exceeds the minimum required by guidelines of 760					2	2	2	2	11/8/2021
436293919	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a AVM, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/8/2021
436293920	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/5/2021
436293920	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/5/2021
436293920	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/5/2021
436293921	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	11/5/2021
436293921	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	Borrowers with foreclosure activity within the prior 48 months of the application are ineligible. The Borrowers Final Judgement of Foreclosure was dated XX/XX/XXXX, which is only 45 months prior to subject loan. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2. Credit Score of XXX exceeds the minimum required by guidelines of 720. DTI of XXXX% is below maximum of 50%. Verified post closing reserves of XXXX or XXX months. Minimum required guidelines is 6 months.	XXX Score. XXX months of reserves. XXXX per month residual income.					2	2	3	2	11/5/2021
436293921	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains only written Verifications of Employment for the Borrowers.	XXX Score. XXX months of reserves. XXXX per month residual income.					2	2	3	2	11/5/2021
436293921	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/5/2021
436293922	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	11/5/2021
436293922	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Debts	XXXX	The file is missing documentation of the sale of the Borrower's departing residence. Public records, obtained thru redfin.com reflects the departing residence closed XX/XX/XXXX; however, the file is missing any documentation of the sale.	XXX Score. XXX% DTI. XXXX per month residual income.					2	2	2	2	11/5/2021
436293922	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/5/2021
436293923	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/5/2021
436293923	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/5/2021
436293923	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/5/2021
436293924	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - PR Revised CD - Waiting Period	XXXX	This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period and the revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either: The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The CD issued on XX/XX/XXXX, contained one of the following: APR change which required a new 3-day waiting period.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Initial CD issued to borrower XX/XX/XXXX with APR XXXX%. Next CD issued to borrower is final closing CD issued XX/XX/XXXX with APR XXXX%. *See attached Initial CD, Final CD and DocMagic history indicating actual CDs issued to borrowers.	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	11/5/2021
436293924	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in a trust; however, the certification of trust is not present in the loan file as required by guidelines.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - cert of trust included Rebuttal 2 (XX/XX/XXXX XX:XXAM) previously uploaded doc attached again	Response 1 (XX/XX/XXXX XX:XXPM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/5/2021
436293924	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/5/2021
436293925	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/5/2021
436293925	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/5/2021
436293925	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/5/2021
436293926	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	11/5/2021
436293926	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank and/or asset statements are incomplete. The guidelines required 12 months consecutive and complete bank statements to properly document income using the 12 months bank statement program. The loan file contained business bank statements for the months of XXXX to XXXX XXXX and one statement ending XX/XX/XXXX from XXXX ending in XXXX. The statement for month ending XXXX is missing from the loan file. Additionally for the bank statement ending XX/XX/XXXX, it is noted as being six total pages, however only page one and two are present.	XXX Score. XXX months of reserves. XXXX per month residual income.					2	2	2	2	11/5/2021
436293926	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/5/2021
436293927	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Federal Testing	XXXX	The file failed one or more of the federal threshold tests. This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 5 percent of the total loan amount of XXXX. This loan failed the high-cost mortgage financing of points and fees test. (12 CFR §1026.34(a)(10)). The loan finances, directly or indirectly, any points and fees, as defined in the legislation. Fees included in the test: Mortgage Broker Fee, Points, and Underwriting Fee. A cost to cure in the amount of XXXX is required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Cure Docs	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	11/5/2021
436293927	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/5/2021
436293927	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/5/2021
436293928	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	2	2	11/5/2021
436293928	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The subject loan closed on XX/XX/XXX. The loan file contained a lease agreement dated XX/XX/XXXX. The evidence of rent payment for XXXX is not in the loan file. 4 consecutive months of rent were not evidenced in the loan file as required.	XXX Score. XXXX% LTV. XXX months of reserves.					2	2	2	2	11/5/2021
436293928	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/5/2021
436293929	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/3/2021
436293929	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The borrower and co-borrower indicate XXXX status on the loan application. The loan file contains a copy of the co-borrower permanent residence alien card; however, the file contains no evidence documenting the XXXX for the primary borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - valid photo id included	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/3/2021
436293929	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a private VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - 12 month mortgage history included	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/3/2021
436293929	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require verification of the borrower's business to be obtained within 10 business days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a business search with no date; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within 10 business days is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - Verified per Google search business was operating at the time of closing and current along w. CPA Letter Rebuttal 2 (XX/XX/XXXX XX:XXPM) Disagree - Verified per Google search business was operating at the time of closing and current along w. CPA Letter; See attac;hed google print out with date	Response 1 (XX/XX/XXXX XX:XXPM) The web search must contain a date. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/3/2021
436293929	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a AVM, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/3/2021
436293930	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/3/2021
436293930	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	A VVOE is required within 10 days of Note date. The note is dated XX/XX/XXXX. The loan file contains a WVOE dated XX/XX/XXXX. The loan file does not contain a VVOE within 10 business days of the note date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - VVOE within time guidelines Rebuttal 2 (XX/XX/XXXX XX:XXPM) Exception approved; VVOE on file and is from Current Employer See Attachment Rebuttal 3 (XX/XX/XXXX XX:XXPM) Exception approved; VVOE on file and is from Current Employer See Attachment	Response 1 (XX/XX/XXXX XX:XXPM) VVOE provided is from prior employment. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Borrower is inactive as of XX/XX/XXXX. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) VVOW received is sufficient. (Resolved)		3	1	3	1	11/3/2021
436293930	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/3/2021
436293956	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/3/2021
436293956	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program on all refinance transactions. The loan file contained a lease agreement; however, the loan file did not contain any evidence of rent payments collected. Further, the guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - no longer applicable on DSCR loans as of XX/XX/XXXX per guideline change, this loan funded on XX/XX/XXXX	Response 1 (XX/XX/XXXX XX:XXAM) Business Purpose disclosure provided. (Resolved)		3	1	3	1	11/3/2021
436293956	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/3/2021
436294014	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294014	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294014	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294015	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294015	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294015	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294016	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/29/2021
436294016	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/29/2021
436294016	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/29/2021
436294017	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/29/2021
436294017	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/29/2021
436294017	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM report	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/29/2021
436294018	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/24/2021
436294018	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/24/2021
436294018	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/24/2021
436294019	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/24/2021
436294019	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/24/2021
436294019	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The Loan File contained an AVM which showed a variance in value of XXXX%, which required a CDA; however, the loan file did not contain a CDA as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)		3	1	3	1	11/24/2021
436294020	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) It seems a COC was missed upon review. Please see attached for the COC LE regarding appraisal fee.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	11/24/2021
436294020	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/24/2021
436294020	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/24/2021
436294021	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/22/2021
436294021	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/22/2021
436294021	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/22/2021
436294022	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/22/2021
436294022	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/22/2021
436294022	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/22/2021
436294023	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	11/22/2021
436294023	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/22/2021
436294023	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/22/2021
436294024	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/17/2021
436294024	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/17/2021
436294024	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/17/2021
436294025	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. The loan is compliant with XX Subprime limitations and prohibited practices.						2	2	2	2	11/17/2021
436294025	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/17/2021
436294025	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/17/2021
436294026	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/3/2021
436294026	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
436294026	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
436294027	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/3/2021
436294027	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets - Recent Large Deposits	XXXX	Recent large deposits were not adequately sourced and/or documented. The XXXX bank statement reflect XXXX being deposited on XX/XX/XXXX. The loan file contains a copy of the deposited check; however, does not contain a bank statement from where the money came from.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Bank Statement attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/3/2021
436294027	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/3/2021
436294028	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/8/2021
436294028	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets Source Season	XXXX	The funds required to close were not properly sourced and/or seasoned. Initial Deposit check provided is not from a verified account. Large deposit recently deposited came from an account which was not verified.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) EMD was from borrower's joint acct with 100% access, per our CDL guideline, we don't verify funds from account if we received the cancelled check and show the funds are from borrower self.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/8/2021
436294028	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/8/2021
436294030	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/6/2021
436294030	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/6/2021
436294030	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/6/2021
436294031	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/6/2021
436294031	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/6/2021
436294031	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	Appraisal - Secondary Valuation Product Not Provided. The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines require that an Automated Valuation Model (AVM) be run on all loans. The loan file did not contain an Automated Valuation Model (AVM).		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/6/2021
436294032	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/6/2021
436294032	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/6/2021
436294032	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/6/2021
436294033	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294033	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294033	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294034	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	The application is missing the HMDA/Government Monitoring Information.						2	2	3	2	12/3/2021
436294034	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/3/2021
436294034	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file does not contain an AVM.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find the AVM report supporting the value.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/3/2021
436294037	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294037	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294037	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294038	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/3/2021
436294038	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Hazard insurance in the amount of the full loan amount or cost new was required. The HOI Dec page provided reflected a dwelling coverage of XXXX. The loan file did not contain a replacement cost estimate and the full loan amount was XXXX; therefore, hazard insurance provided had insufficient coverage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) subject property is condo, we have master insurance for the whole building, HO6 is required when master insurance doesn't include walls in coverage, however, the coverage of HO6 is optional from borrower, we accept what ever coverage it is. it doesn't need to cover loan amount. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Master policy attached.	Response 1 (XX/XX/XXXX XX:XXPM) Please provide the referenced Master Condo Policy. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/3/2021
436294038	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/3/2021
436294040	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/9/2021
436294040	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/9/2021
436294040	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/9/2021
436294041	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/8/2021
436294041	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet Loan Approval requirements were not verified in the file. Borrower was required to bring funds of XXXX to close, which include all POC items and EMD. Reserves in the amount of XXXX, or 3 months are required, bring total required assets to XXXX. Borrower's verified assets are XXXX, which results in a reserve shortage of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Additional assets attached. XXXX*3 Months = XXXX + XXXX (Cash to close per Final CD) = XXXX Assets verified XXXX	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/8/2021
436294041	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/8/2021
436294042	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is compliant with XX Subprime limitations and prohibited practices.						2	2	2	2	12/3/2021
436294042	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/3/2021
436294042	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/3/2021
436294044	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices.						2	2	3	2	11/30/2021
436294044	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Flood Cert attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294044	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The loan file is missing the co-borrower's VOE verifying the annual base income of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) VOE attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294044	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/30/2021
436294048	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is 5.070%. The loan is compliant with NY Subprime limitations and prohibited practices.						2	2	2	2	12/3/2021
436294048	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/3/2021
436294048	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/3/2021
436294050	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294050	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294050	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294053	XXXX	1 of 7	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is not compliant with XX Subprime limitations and prohibited practices, due to the absence of escrow of taxes and insurance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) This is not applicable as we are a federal reserves bank. I believe it should be downgraded to EV-2.	Response 1 (XX/XX/XXXX XX:XXPM) Mitigating Factor- Seller is Exempt.		3	2	3	2	11/30/2021
436294053	XXXX	2 of 7	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	There are additional asset findings. The lenders guidelines required a recent bank statement to support the required funds. The Note date was XX/XX/XXXX. The XXXX account ending XXXX was provided with an ending date of XX/XX/XXXX. The Note date was XX/XX/XXXX. The most recent XXXX statement provided was greater than 120 days from the Note date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Bank Statement attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294053	XXXX	3 of 7	XXXX	XX/XX/XXXX	Credit	Donor's ability to provide	XXXX	Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. Gift funds were utilized in the required funds. The lender guidelines required copies of the donor's canceled personal check or official bank/certified check with donor name as remitted or donor's non-negotiated check and donor's bank statement evidencing withdrawal of the gift. Required documentation was not provided.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Gift Letter attached. Gift was made in two separate deposits of XXXX and XXXX.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294053	XXXX	4 of 7	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. Subject is a co-operative. The master commercial liability and property insurance declaration page was not provided as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XX\AM) Attached Master Insurance	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294053	XXXX	5 of 7	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject is a co-operative. Evidence to support the co-op would be considered as warrantable was not provided and documentation for non-warrantable co-op requirements were also missing. Additional the completed QB Questionnaire for the co-op was missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Questionnaire attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294053	XXXX	6 of 7	XXXX	XX/XX/XXXX	Credit	Sales contract	XXXX	The Sales Contract has not been properly executed by all parties. The sales contract provided was missing page 1.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Contract attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/30/2021
436294053	XXXX	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/30/2021
436294054	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294054	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294054	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294055	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
436294055	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
436294055	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
436294056	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	11/30/2021
436294056	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294056	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294057	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
436294057	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
436294057	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
436294058	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
436294058	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
436294058	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
436294059	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/3/2021
436294059	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
436294059	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
436294060	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
436294060	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
436294060	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
436294061	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/15/2021
436294061	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/15/2021
436294061	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM with an estimated value of XXXX which is XXXX% greater then the appraised value of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)		3	1	3	1	12/15/2021
436294062	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
436294062	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
436294062	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
436294063	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
436294063	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
436294063	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
436294064	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/15/2021
436294064	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/15/2021
436294064	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM report	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
436294065	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/15/2021
436294065	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/15/2021
436294065	XXXX	3 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Documentation uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)		3	1	3	1	12/15/2021
436294065	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal is not made as-is - missing completion certification	XXXX	The appraisal provided was made subject-to completion and/or repairs with no completion certification provided. Without this certification, Auditor was unable to verify if property was completed and/or repairs made.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Attached page 2 indicates the subject has been professionally completed.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
436294066	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.		Resolved				2	2	3	2	12/15/2021
436294066	XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please clarify which fee is needed to be cured. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Thank you for the clarification. Providing the correct COC form for the appraisal fee increase. Once confirmed it is just the recert increase that needs to be cured, we will prepare the check request for the invalid XXXX increase. Rebuttal 3 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, and proof of refund/delivery.	Response 1 (XX/XX/XXXX XX:XXPM) The Appraisal fee increased XXXX on XX/XX/XXXX without a valid COC. The Appraisal Re-Inspection Fee increased XXXX on XX/XX/XXXX without a valid COC. A cost to cure in the amount of XXXX is required. Response 2 (XX/XX/XXXX XX:XXAM) The documentation provided is not sufficient to cure the finding. A valid COC was provided for the increase to the Appraisal fee. A cost to cure in the amount of XXXX remains. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	12/15/2021
436294066	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/15/2021
436294066	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/15/2021
436294067	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
436294067	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
436294067	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
436294068	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/15/2021
436294068	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet Loan Approval requirements were not verified in the file. The subject loan required verification of XXXX in assets, but only XXXX was verified, for a shortage of XXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) On Final CD, Cash to close from borrower: XXXX.XXX plus XX months PITIA XXXX. Total assets required: XXXX; We’ve verified total XXXX from TD account, so we’ve sufficient funds for this transaction. Rebuttal 2 (XX/XX/XXXX XX:XXPM) $895 POC-appraisal fee was paid by credit card prior to closing, please find the uploaded paid receipt	Response 1 (XX/XX/XXXX XX:XXPM) Without documentation of the XXXX POC there is a XXXX shortage of funds. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/15/2021
436294068	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/15/2021
436294069	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/15/2021
436294069	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	Assets Misc. There are additional asset findings. The guidelines require asset accounts used to qualify with joint account holders not on the loan application must provide a letter stating that Borrower has access to 100% of funds in the bank account(s). The Borrower provided a XXXX checking account as asset verification. The account is jointly held with XXXX. The loan file does not contain a letter from the joint account holder confirming the borrower has access to 100% of the account funds.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Full access letter attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
436294069	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Earnest Money documentation	XXXX	Earnest Money documentation. The earnest money deposit was not properly documented and/or sourced. Source account did not show evidence of earnest money clearing account. The guidelines indicate that the Borrower is required to provide a copy of the cancelled down payment check (front and back) or wire confirmation from the incoming or outgoing bank. The borrower provided a front copy of the EMD check for XXXX written from the borrower(s) XXXX account on XX/XX/XXXX. However, the XXXX account statement provided is for the period of XX/XX/XXXX thru XX/XX/XXXX. The source account did not show evidence of earnest money clearing account. Therefore, the loan file did not contain adequate verification of the XXXX EMD.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Escrow letter states that the EMD of XXXX is deposited.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/15/2021
436294069	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/15/2021
436294071	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
436294071	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
436294071	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
436294072	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was not completed accurately. The property is located in a PUD, but there is no PUD Rider attached to the Mortgage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the security instrument along with riders.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/13/2021
436294072	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/13/2021
436294072	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/13/2021
436294073	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/13/2021
436294073	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
436294073	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
436294074	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/13/2021
436294074	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/13/2021
436294074	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/13/2021
436294075	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/13/2021
436294075	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
436294075	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
436294076	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/13/2021
436294076	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
436294076	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXX, which supports the appraised value.						1	1	1	1	12/13/2021
436294211	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/31/2021
436294211	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/31/2021
436294211	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/31/2021
436294212	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/31/2021
436294212	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets	XXXX	The file did not contain evidence the borrower had the proper amount of funds required. The subject loan required a total of XXXX in verified assets, a combination of XXXX total cash to close including earnest money and POC's and XXXX reserves. The loan contained a verified XXXX resulting in a XXXX shortage of assets.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX * 6 mo= XXXX + XXXX = $233,390.27. Assets verified XXXX. EMD attached. Appraisal Invoice attached. HOI payment attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
436294212	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/31/2021
436294213	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/31/2021
436294213	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The Hazard Insurance document contained in the loan file does not validate sufficient coverage/replacement cost guarantee/replacement estimate to cover the loan amount. Loan amount is XXXX. Replacement cost new is XXXX. Dwelling coverage is XXXX with no replacement cost or Expanded Replacement Cost coverage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The insurance coverage exceeds the replacement cost on RCE attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
436294213	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for Rent Loss Coverage. All investment properties require rent-loss coverage equal to or greater than 6 months of total gross rents. Gros rent is XXXX for the subject, which is XXXX in rent-loss coverage required. The homeowner's insurance reflected no rent-loss coverage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached HOI indicates XXXX coverage for loss of use.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
436294213	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) per HUD-1: cash to close XXXX+XXXX (EMD)=XXXX; 6mo PITIA=XXXX*6=XXXXX; total assets required: XXXX; therefore, we've qualified assets XXXX in the file, which is sufficient; please reverify your PITIA reserves (see first payment letter and HUD-1)	Response 1 (XX/XX/XXXX XX:XXPM) Taxes recalculated. Funds are sufficient. (Resolved)		3	1	3	1	12/31/2021
436294213	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/31/2021
436294214	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/31/2021
436294214	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Debts	XXXX	The real estate debts reflected on the final 1008/1003 are incorrect or are not supported by the documentation in the file. Audit underwriter was unable to match the proposed monthly payment for the property listed on the 1008.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find updated final 1008 & 1003	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
436294214	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Debts Missing/Increased still within tolerances	XXXX	The DTI did not reflect all of the borrower's debts per the credit report. Audit 1008 indicates credit report debt not including real estate as XXXX. Audit 1008 includes debts not including real estate of XXXX. It appears XXX with a current balance of XXXX and monthly payment of XXXX was excluded, however supporting documentation was not provided and debt is listed on the final application.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find final 1008 & 1003	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/31/2021
436294214	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/31/2021
436294215	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
436294215	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
436294215	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
436294216	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
436294216	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
436294216	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
436294217	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	HMDA	XXXX	The HMDA/Government Monitoring Information section of the application is incomplete. The Ethnicity section was not completed.						2	2	3	2	12/31/2021
436294217	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Gift Letter / Funds	XXXX	A required gift letter was missing from the file and/or the donor funds were not verified. A gift letter from XXXX for the wire deposit made on XX/XX/XXXX for XXXX is missing from the file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Gift letter attached	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
436294217	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/31/2021
436294219	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - CD Non-Borrower with Right to Rescind	XXXX	There is no evidence of an Initial CD provided to the non-borrowing spouse. Per regulation, CD(s) must be provided to all who have the right to rescind.						2	2	2	2	12/29/2021
436294219	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
436294219	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
436294220	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan faileed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) using the greater of the disclosure APR and the fully indexed rate, the loan is a subprime home loan, as defined in legislation. Mitigating Factor - Seller is Exempt						2	2	2	2	12/29/2021
436294220	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
436294220	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
436294221	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was not completed accurately. The Default Rate and Prepayment Penalty Addendum to Note and Mortgage rider is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the full security instrument.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/29/2021
436294221	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/29/2021
436294221	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/29/2021
436294222	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/29/2021
436294222	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/29/2021
436294222	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/29/2021
436294223	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. An SPL was not provided therefore title fees were tested at 10%. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the SSPL that was not provided.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/29/2021
436294223	XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/29/2021
436294223	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/29/2021
436294223	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
436294224	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/29/2021
436294224	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Application	XXXX	The final application is either inaccurate, missing or not signed as required by guides. The application does not reflect the present market value of the borrower's current primary residence as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find updated Final 1003 with market value now	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/29/2021
436294224	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/29/2021
436294225	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/29/2021
436294225	XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains the following fee, Property Condition Inspection, where 'compensation to' does not reflect a Payee on the revised CD.						2	2	3	2	12/29/2021
436294225	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Contract	XXXX	The loan file contained an addendum to the contract; however, the addendum wasn't fully executed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Addendum attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
436294225	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
436294226	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
436294226	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
436294226	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
436294227	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/27/2021
436294227	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income and employment is not documented properly according to guides. The Borrower's income from his primary job is documented as XXXX per month. The origination underwriter credited the Borrower with XXXX per month from the primary job, with no documentation to support this figure. The Borrower claimed additional income from a second job driving XXXX, and the Borrower's bank account showed income deposits from this job. It appears that the additional income credited from the primary job was actually these earnings; However, the loan file contained no documentation from the employer or as a self employed Borrower to confirm this income or length of employment, beyond the deposits in the bank account and a Borrower letter stating he drove for XXXX. The loan file should have contained either a WVOE for this job or a profit and loss statement for this employment.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The previous VOE (dated 9/9) is incorrect, please see attached final correct WVOE (dated 9/13). Also, we didn’t use second income from XXX driving to quality for this transaction, so no documentation need.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/27/2021
436294227	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/27/2021
436294228	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/27/2021
436294228	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
436294228	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/27/2021
436294229	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
436294229	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
436294229	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
436294230	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	12/27/2021
436294230	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
436294230	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/27/2021
436294231	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
436294231	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
436294231	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
436294232	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.		Resolved				2	2	3	2	12/27/2021
436294232	XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. A valid COC was not provided. Therefore the following fee increase was not accepted: Recording. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of Delivery and Proof of Refund. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please clarify what is needed additionally. Rebuttal 3 (XX/XX/XXXX XX:XXPM) Saw your response as, "(XX/XX/XXXX XX:XXPM):- DD Response. Documents have not provided ". Can you advise what else further is needed to clear this? I am re-attaching the same documents provided initially here for re-review (PCCD, LOE, proof of refund/delivery) Please let us know what else is needed or what was wrong, and thank you.	Response 1 (XX/XX/XXXX XX:XXPM) Documents have not provided (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	12/27/2021
436294232	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves and XXXX shortage in total asset.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Per final CD, cash to close required XXXX plus 6 months PITIA XXXX, total required XXXX. We've verified assets from the transaction activity of XXXX (XXXX) at XXXX and Webull Investment account at XXXX, total asset XXXX, which is sufficient.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/27/2021
436294232	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/27/2021
436294233	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
436294233	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
436294233	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
436294235	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/22/2021
436294235	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
436294235	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
436294236	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor-Seller is Exempt.						2	2	2	2	12/22/2021
436294236	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
436294236	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
436294237	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt						2	2	3	2	12/22/2021
436294237	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/22/2021
436294237	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the AVM.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/22/2021
436294238	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/22/2021
436294238	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
436294238	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
436294239	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/22/2021
436294239	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
436294239	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
436294240	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
436294240	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
436294240	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
436294241	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/20/2021
436294241	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV on a cashout refinance of an investment property. The subject loan closed with an LTV of XXXX%, whereas the maximum allowed as per guidelines is 65%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The loan was done as a delayed purchase-see 1008-UW comments/ rate& term/Lite Doc-Investor/Fico XXX/loan amount XXXX. The max LTV is XXX% per our Matrix uploaded Rebuttal 2 (XX/XX/XXXX XX:XXPM) The loan was done as a delayed purchase-see 1008-UW comments/ rate& term refi./Lite Doc-Investor/Fico XXX/loan amount XXXX. The max LTV is XXXX% per our Matrix uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/20/2021
436294241	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/20/2021
436294242	XXXX	1 of 7	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.						2	2	3	2	12/17/2021
436294242	XXXX	2 of 7	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (NY SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.						2	2	3	2	12/17/2021
436294242	XXXX	3 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the SSPL that was not provided.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/17/2021
436294242	XXXX	4 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX cannot be verified due to missing application date on initial Loan Application.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the Initial 1003.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/17/2021
436294242	XXXX	5 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/17/2021
436294242	XXXX	6 of 7	XXXX	XX/XX/XXXX	Credit	Gift Letter / Funds	XXXX	A required gift letter was missing from the file and/or the donor funds were not verified. The guidelines require the Borrower to provide a copy of the cancelled down payment check (front and back) or wire confirmation from the incoming or outgoing bank. The purchase contract reflects a required EMD of XXXX. The XXXX EMD was also reflected on the Final CD. the loan file does not contain a copy of the cancelled down payment check or wire confirmation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) please find EMD (XXXX) check image	Response 1 (XX/XX/XXXX XX:XXAM) XXXX EMD Cleared Gift check received. (Resolved)		3	1	3	2	12/17/2021
436294242	XXXX	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/17/2021
436294243	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
436294243	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
436294243	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
436294244	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/17/2021
436294244	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/17/2021
436294244	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/17/2021
436294245	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/17/2021
436294245	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
436294245	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
436294246	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/17/2021
436294246	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
436294246	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
436294247	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/17/2021
436294247	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Condo/HOA Dues	XXXX	The file does not contain documentation supporting the HOA/Condo dues. The approval in the loan file indicated that the following minimum documentation is required to determine if project is warrantable: Completed QB Questionnaire | Master Commercial Liability and Property Insurances (and flood, if applicable). | Management company to verify the monthly maintenance payment for the subject unit and confirm if there are any current or pending special assessments. If so, verify the amount attributed to the subject unit. | If refinance, management company to verify if the monthly maintenance / special assessments have been paid timely for at least the last 12 months. The origination 1008 reflects that the condo was determined to have been non-warrantable; however, none of the documentation required to determine this was present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Condo Questionnaire	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/17/2021
436294247	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/17/2021
436294248	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
436294248	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
436294248	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
436293761	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	4/12/2019
436293761	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293761	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.						1	1	1	1	4/12/2019
436293762	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	4/12/2019
436293762	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293762	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.						1	1	1	1	4/12/2019
436293763	XXXX	1 of 12	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Late	XXXX	As a result of the documentation provided, the following finding has ben added:There is no date evident on the CHARM Booklet to determine if it was disclosed within 3 business days of the application date, XX/XX/XXXX.		Upheld	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Information provided.	Response 1 (XX/XX/XXXX XX:XXAM) The information provided is not sufficient to cure the finding. The ARM disclosure in the loan file does not mention the borrower acknowledging the Charm Booklet.		2	2	3	2	4/12/2019
436293763	XXXX	2 of 12	XXXX	XX/XX/XXXX	Compliance	Missing ARM Disclosure	XXXX	The file contains no evidence that the ARM Disclosure was provided to the borrower.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Uploaded Disclosure Package to SO Website.	Response 1 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		1	1	3	2	4/12/2019
436293763	XXXX	3 of 12	XXXX	XX/XX/XXXX	Compliance	Missing Mortgage	XXXX	The mortgage is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Uploaded Closing Package to SO Website.	Response 1 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		1	1	3	2	4/12/2019
436293763	XXXX	4 of 12	XXXX	XX/XX/XXXX	Compliance	Missing Note	XXXX	The note is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Uploaded Closing Package to SO Website.	Response 1 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		1	1	3	2	4/12/2019
436293763	XXXX	5 of 12	XXXX	XX/XX/XXXX	Compliance	QM FAIL	XXXX	As a result of the documentation provided, the following finding has ben added: This loan's points and fees exceed the qualified mortgage points and fees threshold. The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 3 percent of the total loan amount of XXXX. The following fees were included in the testing: Mortgage Broker XXXX, Loan Discount XXXX and Underwriting XXXX. If discount points are bona-fide and excludable, please provide undiscounted rate.		Void	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Loan disount point for XXXX% was charged to the borrower for pofolio product(XXXX%) and fico adjustment (XXXX%). However, lender cured XXXX for fico adjustment due to borrower's fico exceeds XXX. Please refer to corrected CD dated XX/XX/XXXX and copy of refund check from page24 to 32 in Disclosure section. Please refer to rate sheet on page 8 in Credit Package evidencing that loan discount point wasn't charged for discounted rate since they only offer 5% with 0.5% discount point.	Response 1 (XX/XX/XXXX XX:XXAM) The information provided is not sufficient to cure the finding. The total points and fees is XXXX, which exceeds 3 percent of the total loan amount of XXXX. The following fees were included in the testing: Mortgage Broker XXXX, Loan Discount XXXX and Underwriting XXXX. If discount points are bona-fide and excludable, please provide undiscounted rate. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Finding not needed for Non-QM designated loans.		1	1	3	2	4/12/2019
436293763	XXXX	6 of 12	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Closing Disclosure	XXXX	There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Uploaded Disclosure Package to SO Website.	Response 1 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		1	1	3	2	4/12/2019
436293763	XXXX	7 of 12	XXXX	XX/XX/XXXX	Compliance	TRID - Missing Loan Estimate	XXXX	The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Uploaded Disclosure Package to SO Website.	Response 1 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		1	1	3	2	4/12/2019
436293763	XXXX	8 of 12	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Uploaded Disclosure Package to SO Website.	Response 1 (XX/XX/XXXX XX:XXPM) The provided documentation is sufficient to cure the finding. (Resolved)		1	1	3	2	4/12/2019
436293763	XXXX	9 of 12	XXXX	XX/XX/XXXX	Compliance	TRID CD - Settlement Agent License	XXXX	As a result of the documentation provided, the following finding has ben added: The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XX/XX/XXXX. Non-material defect.						2	2	3	2	4/12/2019
436293763	XXXX	10 of 12	XXXX	XX/XX/XXXX	Credit	Appraisal Misc	XXXX	There are additional appraisal findings. Per the origination appraisal: "The subject has an unpermitted addition at the rear of the property that consists of a living room, kitchen, bathroom and 2 bedrooms. All work conforms to the existing structure and was completed in a workman like manner. No permits were provided and no value was given." It should be noted that the un-permitted addition had a stove which was removed and gas line capped per the appraisal update. The appraisal did not indicate whether un-permitted work was common for the area. The appraisal also did not indicated if the zoning permitted the type of work that was done. The appraiser did not indicate what the effect of the un-permitted addition on the marketability of the property, or what the consequences/penalties of not having obtained a permit for the work are.	Provide update addressing issues with unpermitted addition.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
There was no value given whatsoever to the unpermitted addition, which is common for the area. Since the stove was removed and the gas line capped, the unpermitted addition is not considered an additional unit, and would not change the Single Family Zoning of the subject property. XXXX does not require the Appraiser to address permits, zoning, or marketability unless value is given to the addition. We do, however, require the appraiser to address whether the work was completed in a workman like manner and we validate that there are no health and safety issues with the addition.

Response 1 (XX/XX/XXXX XX:XXPM)
Appraisal was done subject to completion for the removal of the stove and capping the gas line in the unpermitted addition. The appraiser commented that all work conforms to the existing structure and was completed in a workman like manner. No permits were provided and no value was given. Completion certificate was provided in the loan file which verified that the stove was removed and the gas line was capped. As repairs were completed, no safety issues were present, structure was completed in a workman like manner with no effect to marketability and that no value was included for unpermitted addition, it does not pose an issue. (Resolved)

														3	1	3	2	4/12/2019
436293763	XXXX	11 of 12	XXXX	XX/XX/XXXX	Credit	Debts	XXXX	The credit report reflected two mortgage debts which were not fully verified as not being the borrower's responsibility. Per the origination credit report the borrower has a mortgage payment with XXXX with a monthly payment of XXXX and a mortgage with XXXX with a monthly payment of XXXX. The loan file partially ties these mortgages to two properties owned by the ex-spouse located at XXXX and XXXX. Court docs show that the borrower is not responsible for these properties; however, these mortgages were not documented to be tied to these properties.	Provide evidence which properties these mortgages are attached to.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Property profile reports provided for XXXX and XXXX.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided is sufficient to link mortgage to properties. (Resolved)		3	1	3	2	4/12/2019
436293763	XXXX	12 of 12	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	3	2	4/12/2019
436293764	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD - Settlement Agent License	XXXX	The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.						2	2	2	2	4/12/2019
436293764	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	4/12/2019
436293764	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved		Response 1 (XX/XX/XXXX XX:XXAM) AVM obtained supports value within 10%.		3	1	2	2	4/12/2019
436293765	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home Loan Toolkit is missing.						2	2	2	2	4/12/2019
436293765	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	4/12/2019
436293765	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	2	2	4/12/2019
436293750	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	4/12/2019
436293750	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293750	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	1	1	4/12/2019
436293751	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home Loan Tool Kit is missing. Although the first page of the disclosure was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.						2	2	3	2	4/12/2019
436293751	XXXX	2 of 5	XXXX	XX/XX/XXXX	Compliance	Federal Testing	XXXX	This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1)) The total of payments is XXXX. The disclosed total of payments of XXXX is not considered accurate because it is understated by more than $100.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please provide TRID total of payments test. Currently the Post CD has a TRID total payment of XXXX.	Response 1 (XX/XX/XXXX XX:XXAM) The application date is prior to XX/XX/XXXX. TOP testing not required. (Resolved)		3	1	3	2	4/12/2019
436293751	XXXX	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount	XXXX	The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised PCCD issued on XX/XX/XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the PCCD, the consumer received XXXX at consummation; however, per the ALTA statement, the consumer received XXXX. The fee appears to be in Section E. The fee is subject to tolerance.						2	2	3	2	4/12/2019
436293751	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	2	4/12/2019
436293751	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	3	2	4/12/2019
436293752	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	4/12/2019
436293752	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293752	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	1	1	4/12/2019
436293753	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	4/12/2019
436293753	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293753	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	1	1	4/12/2019
436293754	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	4/12/2019
436293754	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293754	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	1	1	4/12/2019
436293755	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	4/12/2019
436293755	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	4/12/2019
436293755	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	1	1	4/12/2019
436293756	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	The Home loan toolkit is missing.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home loan toolkit.					2	2	2	2	4/12/2019
436293756	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	2	2	4/12/2019
436293756	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	2	2	4/12/2019
436293757	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD- premiums Optional	XXXX	The Home Warranty Fee on the PCCD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Non-material defect.	The following documents are required to cure the violation: LOE to consumer, PCCD with correction, and proof of delivery.					2	2	2	2	4/12/2019
436293757	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	4/12/2019
436293757	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM provided.	Response 1 (XX/XX/XXXX XX:XXPM) AVM supports value within 10%. (Resolved)		3	1	2	2	4/12/2019
436293758	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	4/12/2019
436293758	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. Total required assets XXXX (funds to close XXXX plus 12 month's P&I reserves on subject XXXX). Audit verified assets XXXX results in a reserves shortage of XXXX. The asset worksheet in the loan file reflects some type of refund with a description of "refund from FSS" in the amount of XXXX, and not verified in the loan file.	Provide evidence of refund or additional assets to meet reserves requirement.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Total funds required at closing from Final Settlement Statement (FSS & Post-Consumation CD) is XXXX = P& I of XXXX = XXXX. As stated in Exception, Verified funds of XXXX. Down payment and Reserves verified.	Response 1 (XX/XX/XXXX XX:XXAM) Total verified assets are XXXX and total required assets are XXXX. (Resolved)		3	1	3	1	4/12/2019
436293758	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.						1	1	3	1	4/12/2019
436293759	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Although the first page of the Home Loan Toolkit was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home Loan Toolkit.					2	2	2	2	4/12/2019
436293759	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	4/12/2019
436293759	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	2	2	4/12/2019
436293760	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD - Settlement Agent License	XXXX	The license number is missing for the Settlement Agent company on the last PCCD issued on XX/XX/XXXX. Non-material defect.	The following documents are required to cure the violation: LOE to consumer, PCCD with correction, and proof of delivery.					2	2	2	2	4/12/2019
436293760	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	4/12/2019
436293760	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.						1	1	2	2	4/12/2019
436293766	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Disclosures Federal Missing	XXXX	Although the first page of the Home Loan Toolkit was included in the loan file, because the rest of the pages were missing, auditor is unable to determine that the disclosure was provided to the consumer. Evidence that it was provided within 3 business days of application is required.	Provide evidence that the following disclosures were provided to the consumer within 3 business days of application: Home Loan Toolkit Home Loan Toolkit .					2	2	3	2	4/12/2019
436293766	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for source of income. The borrower made a statement that her XXXX purchased the business the borrower is working for. The loan file contains a wire for a gift from the business the borrower works for with a gift letter stating that amount was given by the borrower's XXXX. The guidelines reflect that an unacceptable source of income is employment by a relative; therefore, the income used in qualifying is not eligible.	Credit exception required.	Resolved	Rebuttal 1 (04/26/2019 10:11AM)
The borrower’s employment is not by a relative. Per final 1003 & income worksheet, the borrower is working under XXXX, and address is XXXX. Her aunt, gift donor, owns XXXX and the file has SI to show that the donor if 100% owner of XXXX. Furthermore, the employer’s address is different. The address shows as XXXX. However, since the name was familiar, I conditioned about the relationship between the employer and donor. We can find this condition on XXXX Due Diligence section. The borrower explained that the donor purchased the XXXX that the employer used to own separately. So if you go to the XXXX, this business is under the Donor’s name & dissolved by the employer.

												Response 1 (XX/XX/XXXX XX:XXAM) Documentation provided is sufficient. (Resolved)		3	1	3	2	4/12/2019
436293766	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported value.						1	1	3	2	4/12/2019